Operating income (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 9,147,000,000	€ 9,147,000,000	€ 8,514,000,000	€ 7,551,000,000
Variation of revenue by segment	7.00%		13.00%
External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 8,864,000,000		€ 8,101,000,000	6,600,000,000
Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	283,000,000		413,000,000	951,000,000
Construction division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 7,234,000,000	7,234,000,000	€ 6,869,000,000	6,280,000,000
Variation of revenue by segment	5.00%		9.00%
Construction division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 6,919,000,000		€ 6,380,000,000	5,249,000,000
Construction division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	315,000,000		489,000,000	1,031,000,000
Toll roads division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 1,256,000,000	€ 1,256,000,000	€ 1,085,000,000	780,000,000
Variation of revenue by segment	16.00%		39.00%
Toll roads division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 1,246,000,000		€ 1,084,000,000	779,000,000
Toll roads division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	10,000,000		1,000,000	1,000,000
Airports division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 91,000,000		€ 80,000,000	54,000,000
Variation of revenue by segment	14.00%		48.00%
Airports division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 82,000,000		€ 80,000,000	54,000,000
Airports division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	9,000,000		0	0
Energy and mobility infrastructures division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 270,000,000		€ 207,000,000	191,000,000
Variation of revenue by segment	30.00%		8.00%
Energy and mobility infrastructures division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 268,000,000		€ 207,000,000	191,000,000
Energy and mobility infrastructures division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	2,000,000		0	0
Corporation division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 520,000,000		€ 506,000,000	466,000,000
Variation of revenue by segment	3.00%		9.00%
Corporation division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 348,000,000		€ 350,000,000	327,000,000
Corporation division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	172,000,000		156,000,000	139,000,000
Revenue adjustments [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ (224,000,000)		€ (233,000,000)	(220,000,000)
Variation of revenue by segment	(4.00%)		6.00%
Revenue adjustments [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ 0		€ 0	0
Revenue adjustments [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue	€ (224,000,000)		€ (233,000,000)	€ (220,000,000)